FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2013 and 2012 are as follows:

(in thousands of $)	2013 Fair value	2013 Carrying value	2012 Fair value	2012 Carrying value
Financial assets:
Restricted cash and investments	1,795	1,795	1,846	1,846
Financial liabilities:
Term Loans	6,312	6,369	9,384	9,556

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2013 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	1,795	1,795	—	—
Financial liabilities:
Term Loans	6,312	—	6,312	—